UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022


13F File Number:  028-14223


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000

Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch          New York, New York          February 14, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:  $389,267
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     -----------------------------------
      1.      028-14224                Sonterra Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Sonterra Capital, LLC
                                                         December 31, 2011
COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                   TITLE                  VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MNGRS     SOLE     SHARED  NONE
----------------------------   -------------  ---------  --------  ---------  ---  ----  ----------  -----   ---------  ------  ----
ALLEGHENY TECHNOLOGIES INC     COM            01741R102   17,678     369,835   SH         DEFINED      1       369,835
CONSOL ENERGY INC              COM            20854P109   27,483     748,857   SH         DEFINED      1       748,857
DECKERS OUTDOOR CORP           COM            243537107   10,958     145,000   SH         DEFINED      1       145,000
DELTA AIR LINES INC DEL        COM NEW        247361702   12,135   1,500,000   SH         DEFINED      1     1,500,000
DOLLAR GEN CORP NEW            COM            256677105    7,817     190,000   SH         DEFINED      1       190,000
DONALDSON INC                  COM            257651109   13,616     200,000        PUT   DEFINED      1       200,000
ENPRO INDS INC                 COM            29355X107   14,200     430,572   SH         DEFINED      1       430,572
FLOWERS FOODS INC              COM            343498101    7,519     396,130   SH         DEFINED      1       396,130
HARLEY DAVIDSON INC            COM            412822108    9,513     244,748   SH         DEFINED      1       244,748
ILLINOIS TOOL WKS INC          COM            452308109   23,355     500,000        PUT   DEFINED      1       500,000
INNOPHOS HOLDINGS INC          COM            45774N108   14,128     290,947   SH         DEFINED      1       290,947
INNOSPEC INC                   COM            45768S105   10,762     383,407   SH         DEFINED      1       383,407
KOSMOS ENERGY LTD              SHS            G5315B107    2,811     229,308   SH         DEFINED      1       229,308
LA Z BOY INC                   COM            505336107   18,389   1,545,278   SH         DEFINED      1     1,545,278
LIBERTY INTERACTIVE CORPORAT   INT COM SER A  53071M104    8,391     517,495   SH         DEFINED      1       517,495
NABORS INDUSTRIES LTD          SHS            G6359F103   24,103   1,390,031   SH         DEFINED      1     1,390,031
NABORS INDUSTRIES LTD          SHS            G6359F103   41,226   2,377,500        CALL  DEFINED      1     2,377,500
NORTHROP GRUMMAN CORP          COM            666807102   20,468     350,000        PUT   DEFINED      1       350,000
OSHKOSH CORP                   COM            688239201   14,767     690,699   SH         DEFINED      1       690,699
PITNEY BOWES INC               COM            724479100    3,708     200,000        PUT   DEFINED      1       200,000
ROCK-TENN CO                   CL A           772739207   12,631     218,907   SH         DEFINED      1       218,907
SARA LEE CORP                  COM            803111103   16,926     894,618   SH         DEFINED      1       894,618
SUNOCO INC                     COM            86764P109   17,434     425,000   SH         DEFINED      1       425,000
TOWER INTL INC                 COM            891826109      957      89,123   SH         DEFINED      1        89,123
UNITED CONTL HLDGS INC         COM            910047109   11,322     600,000   SH         DEFINED      1       600,000
WENDYS CO                      COM            95058W100    5,896   1,100,000   SH         DEFINED      1     1,100,000
YUM BRANDS INC                 COM            988498101   21,074     357,120   SH         DEFINED      1       357,120




SK 26285 0002 1261724